EQUITY - Allocation of interim dividend and interest on equity (Details) - BRL (R$) R$ / shares in Units, R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
EQUITY
Total, Gross	R$ 3,588,000	R$ 4,550,000	R$ 2,416,639
IOE, net	3,199,800	3,867,500
Reversal of unclaimed dividends and interest on equity	82,898	152,770
02/15/2019
EQUITY
Total, Gross	700,000
IOE, net	595,000
04/17/2019
EQUITY
Total, Gross	570,000
IOE, net	484,500
06/17/2019
EQUITY
Total, Gross	968,000
IOE, net	822,800
12/19/2019
EQUITY
Total, Gross	350,000
Dividends, net	1,000,000
IOE, net	297,500
6/18/2018
EQUITY
Total, Gross		400,000
IOE, net		340,000
9/5/2018
EQUITY
Total, Gross		2,800,000
IOE, net		2,380,000
12/4/2018
EQUITY
Total, Gross		1,350,000
IOE, net		1,147,500
Common shares
EQUITY
Total, Gross	1,134,517	1,438,699
IOE, net	1,011,769	1,222,894
Common shares | 02/15/2019
EQUITY
Total, Gross	221,338
IOE, net	R$ 188,137
IOE, per share	R$ 0.33044031480
Common shares | 04/17/2019
EQUITY
Total, Gross	R$ 180,233
IOE, net	R$ 153,198
IOE, per share	R$ 0.26907282777
Common shares | 06/17/2019
EQUITY
Total, Gross	R$ 306,079
IOE, net	R$ 260,167
IOE, per share	R$ 0.45695174961
Common shares | 12/19/2019
EQUITY
Total, Gross	R$ 110,669
Dividends, net	316,198
IOE, net	R$ 94,069
Dividends, per share	R$ 0.55536187362
IOE, per share	R$ 0.16522015740
Common shares | 6/18/2018
EQUITY
Total, Gross		126,479
IOE, net		R$ 107,507
IOE, per share		R$ 0.18882303703
Common shares | 9/5/2018
EQUITY
Total, Gross		R$ 885,353
IOE, net		R$ 752,550
IOE, per share		R$ 1.32176125923
Common shares | 12/4/2018
EQUITY
Total, Gross		R$ 426,867
IOE, net		R$ 362,837
IOE, per share		R$ 0.63727774998
Preferred shares
EQUITY
Total, Gross	R$ 2,453,483	R$ 3,111,301
IOE, net	R$ 2,188,031	R$ 2,644,606
Percentage of increase in amount allocated to common share	10.00%	10.00%	10.00%
Preferred shares | 02/15/2019
EQUITY
Total, Gross	R$ 478,662
IOE, net	R$ 406,863
IOE, per share	R$ 0.36348434628
Preferred shares | 04/17/2019
EQUITY
Total, Gross	R$ 389,767
IOE, net	R$ 331,302
IOE, per share	R$ 0.29598011054
Preferred shares | 06/17/2019
EQUITY
Total, Gross	R$ 661,921
IOE, net	R$ 562,633
IOE, per share	R$ 0.50264692458
Preferred shares | 12/19/2019
EQUITY
Total, Gross	R$ 239,331
Dividends, net	683,802
IOE, net	R$ 203,431
Dividends, per share	R$ 0.61089806098
IOE, per share	R$ 0.18174217314
Preferred shares | 6/18/2018
EQUITY
Total, Gross		R$ 273,521
IOE, net		R$ 232,493
IOE, per share		R$ 0.20770534073
Preferred shares | 9/5/2018
EQUITY
Total, Gross		R$ 1,914,647
IOE, net		R$ 1,627,450
IOE, per share		R$ 1.45393738515
Preferred shares | 12/4/2018
EQUITY
Total, Gross		R$ 923,133
IOE, net		R$ 784,663
IOE, per share		R$ 0.70100552498